Alger Small Cap Growth Fund Expense Example, No Redemption - Class A B C Shares [Member] - Alger Small Cap Growth Fund	Oct. 31, 2025 USD ($)
Class B
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 208
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,103
Expense Example, No Redemption, 10 Years	2,379
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	215
Expense Example, No Redemption, 3 Years	664
Expense Example, No Redemption, 5 Years	1,139
Expense Example, No Redemption, 10 Years	$ 2,452